Group Statement Of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	[2]	Dec. 31, 2021	[2]
Statement of comprehensive income [abstract]
Profit after tax for the year		$ 9,953	[1]	$ 13,048	[3]	$ 22,597	[1]
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and post-retirement healthcare plans		(461)		578		1,026
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(24)		0		5
Tax relating to these components of other comprehensive income		152		(123)		(305)
Share of other comprehensive (losses)/income of equity accounted units, net of tax		(3)		5		12
Items that will not be reclassified to profit or loss		(336)		460		738
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[4]	644		(2,399)		(1,865)
Currency translation on subsidiary disposed of, transferred to the income statement		0		105		0
Fair value movements:
– Cash flow hedge gains/(losses)		30		(167)		(211)
– Cash flow hedge (gains)/losses transferred to the income statement		(39)		106		14
Net change in costs of hedging reserve		5		4		(18)
Tax relating to these components of other comprehensive loss		1		21		62
Share of other comprehensive income/(losses) of equity accounted units, net of tax		14		(27)		(12)
Items that will be reclassified to profit or loss		655		(2,357)		(2,030)
Total other comprehensive income/(loss) for the year, net of tax		319		(1,897)		(1,292)
Total comprehensive income for the year	[5]	10,272		11,151		21,305
– attributable to owners of Rio Tinto		10,335		10,649		19,895
– attributable to non-controlling interests		$ (63)		$ 502		$ 1,410

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[4]	Excludes a currency translation gain of US$47 million (2022: charge of US$240 million; 2021: charge of US$211 million) arising on Rio Tinto Limited’s share capital for the year ended
31 December 2023, which is recognised in the Group statement of changes in equity. Refer to the Group statement of changes in equity on page 172.

[5]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on
Rio Tinto Limited’s share capital.